Derivative instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of derivatives outstanding

The following table summarizes our crude oil derivatives outstanding as of March 31, 2017:

		Weighted average fixed price per Bbl
Period and type of contract	Volume MBbls	Swaps	Purchased puts	Sold calls
2017
Swaps	2,704	$54.97	$—	$—
2018
Swaps	2,116	$54.92	$—	$—
Collars	183	$—	$50.00	$60.50
2019
Swaps	1,312	$54.26	$—	$—

The following table summarizes our natural gas derivatives outstanding as of March 31, 2017:

Period and type of contract	Volume BBtu	Weighted average fixed price per MMBtu
2017
Swaps	7,091	$3.34
2018
Swaps	5,861	$3.03
2019
Swaps	3,322	$2.86

The following table summarizes our crude oil derivatives outstanding as of December 31, 2016:

		Weighted average fixed price per Bbl
Period and type of contract	Volume MBbls	Swaps	Purchased puts	Sold calls
2017
Swaps	3,631	$54.97	$—	$—
2018
Swaps	2,116	$54.92	$—	$—
Collars	183	$—	$50.00	$60.50
2019
Swaps	1,204	$54.25	$—	$—

The following table summarizes our natural gas derivative instruments outstanding as of December 31, 2016:

Period and type of contract	Volume BBtu	Weighted average fixed price per MMBtu
2017
Swaps	9,575	$3.34
2018
Swaps	5,861	$3.03
2019
Swaps	3,322	$2.86

The following table summarizes the additional contracts:

Period and type of contract	Volume BBtu	Volume MBbls	Fixed price per MMBtu	Fixed price per Bbl
2017
Natural gas swap	154	—	$3.40	$—
2019
Crude oil swap	—	108	$—	$54.40

Derivative instruments recorded on the balance sheet at fair value

The estimated fair values of derivative instruments are provided below. The carrying amounts of these instruments are equal to the estimated fair values.

	Successor			Predecessor
	March 31, 2017			December 31, 2016
	Assets	Liabilities	Net value	Assets	Liabilities	Net value
Natural gas derivative contracts	$634	$(363)	$271	$184	$(3,658)	$(3,474)
Crude oil derivative contracts	19,274	—	19,274	—	(9,895)	(9,895)

Total derivative instruments	19,908	(363)	19,545	184	(13,553)	(13,369)
Less:
Netting adjustments (1)	363	(363)	—	184	(184)	—
Derivative instruments—current	10,001	—	10,001	—	(7,525)	(7,525)

Derivative instruments—long-term	$9,544	$—	$9,544	$—	$(5,844)	$(5,844)

(1)	Amounts represent the impact of master netting agreements that allow us to net settle positive and negative positions with the same counterparty. Positive and negative positions with counterparties are netted only to the extent that they relate to the same current versus noncurrent classification on the balance sheet.

The estimated fair values of derivative instruments are provided below. The carrying amounts of these instruments are equal to the estimated fair values.

	As of December 31, 2016			As of December 31, 2015
	Assets	Liabilities	Net value	Assets	Liabilities	Net value
Natural gas derivative contracts	$184	$(3,658)	$(3,474)	$41,328	$(1,158)	$40,170
Crude oil derivative contracts	—	(9,895)	(9,895)	123,068	—	123,068

Total derivative instruments	184	(13,553)	(13,369)	164,396	(1,158)	163,238
Less:
Netting adjustments (1)	184	(184)	—	1,158	(1,158)	—
Derivative instruments - current	—	(7,525)	(7,525)	143,737	—	143,737

Derivative instruments - long-term	$—	$(5,844)	$(5,844)	$19,501	$—	$19,501

(1)	Amounts represent the impact of master netting agreements that allow us to net settle positive and negative positions with the same counterparty. Positive and negative positions with a counterparty are netted only to the extent that they related to the same current versus noncurrent classification on the balance sheet.

Derivative (losses) gains in the consolidated statements of operations

Derivative (losses) gains” in the consolidated statements of operations are comprised of the following:

	Successor	Predecessor
	Period from March 22, 2017 through March 31, 2017	Period from January 1, 2017 through March 21, 2017	Three months ended March 31, 2016
Change in fair value of commodity price derivatives	$(13,807)	$46,721	$(35,554)
Settlement gains on commodity price derivatives	1,692	1,285	47,486

Total derivative (losses) gains	$(12,115)	$48,006	$11,932

“Non-hedge derivative (losses) gains” in the consolidated statements of operations is comprised of the following:

	2016	2015	2014
Change in fair value of commodity price derivatives	$(176,607)	$(88,317)	$228,903
Settlement gains on commodity price derivatives	62,626	218,210	2,417
Settlement gains on early terminations of commodity price derivatives	91,144	15,395	—

Non-hedge derivative (losses) gains	$(22,837)	$145,288	$231,320